Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IONETIX CORPORATION
Entity Central Index Key	0002108121
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false